Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of goodwill by reportable segment
	Trucking services	Car-hailing and driver management services	Car owner services

Balance as at December 31, 2021	$-	$14,157,570	$-
Impairment	-	-	-
Arising from acquisition	13,715,130	-	5,364,709
Effects of exchange rate changes	-	-	-
Balance as at December 31, 2022	$13,715,130	$14,157,570	$5,364,709